LEASES - Schedule of Supplemental Cash Flow and Other Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Cash paid for operating leases	$ 2,371	$ 507
Right of use assets obtained in exchange for new operating leases	$ 49,357	$ 4,536